Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	$ 6,963	$ 6,422
Gross value ending	7,868	6,963
Accumulated depreciation beginning	(5,990)	(5,355)
Accumulated depreciation ending	(6,197)	(5,990)
Net value	1,671	973
Additions	1,219	540
Disposals	(2)	(4)
Exchange rate difference arising	(312)	5
Additions	(521)	(631)
Disposals	2	5
Exchange rate difference arising	312	(9)
Laboratory Equipment [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	5,359	5,256
Gross value ending	5,285	5,359
Accumulated depreciation beginning	(4,874)	(4,398)
Accumulated depreciation ending	(4,817)	(4,874)
Net value	468	485
Additions	255	101
Exchange rate difference arising	(329)	2
Additions	(277)	(467)
Disposals		1
Exchange rate difference arising	334	(10)
Furniture [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	434	270
Gross value ending	569	434
Accumulated depreciation beginning	(244)	(211)
Accumulated depreciation ending	(315)	(244)
Net value	254	190
Additions	131	163
Exchange rate difference arising	4	1
Additions	(64)	(34)
Exchange rate difference arising	(7)	1
IT Equipment [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	504	333
Gross value ending	673	504
Accumulated depreciation beginning	(343)	(272)
Accumulated depreciation ending	(459)	(343)
Net value	214	161
Additions	158	178
Disposals	(2)	(4)
Exchange rate difference arising	13	(3)
Additions	(103)	(77)
Disposals	2	4
Exchange rate difference arising	(15)	2
Leasehold improvements [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	666	563
Gross value ending	1,341	666
Accumulated depreciation beginning	(529)	(474)
Accumulated depreciation ending	(606)	(529)
Net value	735	137
Additions	675	98
Exchange rate difference arising		5
Additions	$ (77)	(53)
Exchange rate difference arising		$ (2)